Finance result - Additional information (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2023
Finance result
Interest rate basis	100% of the DI	CDI
Cogna Group | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Finance result
Interest rate basis		CDI (Certificates of Interbank Deposits)
Income finance from indemnification asset		R$ 676,255